Goodwill	12 Months Ended
Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	GOODWILL

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions (b)	Not allocated	Total
	$	$	$	$	$	$	$
Beginning balance	77,135	128	8,852	29,005	—	30,968	146,088
Business acquisition (note 3)	1,270	—	—	—	13,696	(1,049)	13,917
Allocation (a)	—	—	—	29,919	—	(29,919)	—
Foreign currency translation adjustment	—	8	740	4,943	697	—	6,388
Net carrying amount	78,405	136	9,592	63,867	14,393	—	166,393

As at	March 31, 2022
	Canada	France	EPM	ERP	Data Solutions	Not allocated	Total
	$	$	$	$	$	$	$
Beginning balance	34,644	137	8,915	29,210	—	—	72,906
Business acquisition (note 3)	42,491	—	—	—	—	31,498	73,989
Foreign currency translation adjustment	—	(9)	(63)	(205)	—	(530)	(807)
Net carrying amount	77,135	128	8,852	29,005	—	30,968	146,088

(a) During the year ended March 31, 2023, upon completion of the purchase price allocation, the Group allocated the goodwill from the Vitalyst Acquisition to the ERP CGU for the purpose of impairment testing.
(b) Data Solutions is the CGU that relates to the goodwill from the Datum Acquisition for the purpose of impairment testing.
The Group completed an annual impairment test as at March 31, 2023 and March 31, 2022 and concluded no impairment occurred.
In assessing whether goodwill is impaired, the carrying amount of the CGU was compared to its recoverable amount. The recoverable amount of the CGU is based on the higher of the value in use and fair value less costs of disposal.
Recoverable amount of ERP CGU for the year ended March 31, 2023
For the year ended March 31, 2023, the Group determined the recoverable amount of the ERP CGU based on the fair value less costs of disposal method. The fair value of the ERP CGU was based on a multiple applied to Adjusted EBITDA (as defined in note 25) for the next year, which considers financial forecasts approved by management (level 3 of the fair value hierarchy as per note 24). The key assumptions for the fair value less costs of disposal method include estimated revenues, and EBITDA margin in determining forecasted Adjusted EBITDA, as well as the multiple of 11 applied to forecasted Adjusted EBITDA. The Adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of the future Adjusted EBITDA and have been based on historical data from external and internal sources.
For the year ended March 31, 2023, the key assumptions related to ERP CGU, if changed, could have caused the carrying amount to exceed its recoverable amount. Varying the assumptions in the values of the recoverable amount calculation, individually as indicated below, for the year ended March 31, 2023, assuming all other variables remain constant, would result in the recoverable amount being equal to the carrying amount.
8. GOODWILL (CONT’D)

	Incremental decrease in Adjusted EBITDA margin	Incremental decrease in Adjusted EBITDA multiple
	Basis points	Multiple
ERP	231	2.4

For the year ended March 31, 2022, the Group determined the recoverable amount of the ERP CGU based on the value-in-use calculation, as described below.
Recoverable amount of other CGUs, including ERP CGU for the year ended March 31, 2022
The recoverable amount of each CGU was determined based on the value-in-use calculations, covering a three-year forecast, followed by an extrapolation of future expected net operating cash flows for the remaining useful lives using the long-term growth rate determined by management. The present value of the future expected operating cash flows of each CGU is determined by applying a suitable WACC reflecting current market assessments of the time value of money and the CGU-specific risks.
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Before tax WACC	14.3	20.2	18.4	N/A	19.1
Long-term growth rate of net operating cash flows (a)	1.9	1.5	1.8	N/A	1.8

(a) The long-term growth rate is based on published industry research.

As at	March 31, 2022
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Before tax WACC	11.9	16.7	15.2	15.3	—
Long-term growth rate of net operating cash flows (a)	3.4	2.6	2.7	2.7	—

(a) The long-term growth rate is based on published industry research.
For the year ended March 31, 2023, no reasonable possible change in any of the above key assumptions would cause the carrying value of the France and Data Solutions CGUs to exceed their recoverable amount.
8. GOODWILL (CONT’D)
For the year ended March 31, 2023, two key assumptions related to the Canada and EPM CGUs were identified that, if changed, could have caused the carrying amounts to exceed their recoverable amounts. Varying the assumptions in the values of the recoverable amount calculations, individually as indicated below, for the year ended March 31, 2023, assuming all other variables remain constant, would result in the recoverable amounts being equal to the carrying amounts.

	Incremental increase in before tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	Basis points	Basis points
Canada	165	218
EPM	98	146